BLACKROCK FUNDS II

BlackRock Global Dividend Income Portfolio

(the “Fund”)

Supplement dated August 9, 2013 to the
Summary Prospectus, Prospectus and Statement of Additional Information, each dated November 28, 2012

Effective September 23, 2013, the following change is made to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Change in the Fund’s Name

BlackRock Global Dividend Income Portfolio is renamed BlackRock Global Dividend Portfolio.

Shareholders should retain this Supplement for future reference

ALLPRSAI-GDI-0813SUP